FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2012, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated, Swedish-krona and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	191	263
Currency options	179	338

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	821	—

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	178

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2012 and December 31, 2011 is presented in the table below:

In millions of U.S. dollars	As at December 31, 2012		As at December 31, 2011
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	21	Other receivables and assets	—
Currency collars	Other receivables and assets	8	Other receivables and assets	1

Total derivatives designated as a hedge		29		1

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	7	Other receivables and assets	1

Total derivatives not designated as a hedge:		7		1

		36
Total Derivatives				2

In millions of U.S. dollars	As at December 31, 2012		As at December 31, 2011
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(39)
Currency collars	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(29)

Total derivatives designated as a hedge		—		(68)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(7)

Total derivatives not designated as a hedge:		(1)		(7)

Total Derivatives		(1)		(75)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2012 and December 31, 2011 and on the “Accumulated Other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2012 and December 31, 2011 of derivative instruments designated as cash flow hedge is presented in the table below:

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2012	December 31, 2011		December 31, 2012	December 31, 2011
Foreign exchange forward contracts	11	(16)	Cost of sales	(25)	67
Foreign exchange forward contracts	1	(2)	Selling, general and administrative	(2)	8
Foreign exchange forward contracts	9	(20)	Research and development	(18)	45
Currency options	—	(2)	Cost of sales	(1)	(3)
Currency options	—	(1)	Research and development	(1)	(1)
Currency collars	5	(19)	Cost of sales	(13)	1
Currency collars	1	(3)	Selling, general and administrative	(3)	—
Currency collars	2	(8)	Research and development	(8)	—
Contingent zero-cost collars	—	—	Gain (loss) on financial instruments, net	—	6
Total	29	(71)		(71)	123

Derivative Instruments Designated as Cash Flow Hedge

The effect on the consolidated statements of income for the year ended December 31, 2012 and December 31, 2011 of derivative instruments not designated as a hedge is presented in the table below:

In millions of U.S. dollars	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2012	December 31, 2011
Foreign exchange forward contracts	Other income and expenses, net	20	31
Total		20	31

Derivative Instruments Not Designated as Hedge

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2012:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2012
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	150	150	—	—
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	59	59	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	29	29	—	—
Equity securities classified as available-for-sale	10	10	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	29	—	29	—
Derivative instruments not designated as a hedge	6	—	6	—
Total	291	256	35	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2011:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2011
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge on financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

Financial and Non Financial Assets (Liabilities) Measured at Fair Value on Nonrecurring Basis

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a non recurring basis as at December 31, 2011:

	Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2011
In millions of U.S. dollars
Assets held for sale	28	—	28	—

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2012 and 2011:

		2012		2011
Description	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Cash and cash equivalents	1	2,250	2,250	1,912	1,912
Long-term debt		1,301	1,301	1,159	1,155
– Bank loans (including current portion)	2	839	839	485	485
– Senior Bonds	2	462	462	453	452
– Convertible debt	2	—	—	221	218

Details of Securities that Currently are in Unrealized Loss Position

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2012.

	December 31, 2012
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	88	(1)	88	(1)

Total	—	—	88	(1)	88	(1)

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)